Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets Held for Trading at Fair Value through Profit or Loss [Line Items]
Maturity days	2 days	2 days
Repurchase agreeements or modification by Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss [Line Items]
Maturity days	4 days	7 days
Other instruments issued in Chile [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss [Line Items]
Clients and financial institutions	$ 151,169	$ 89,223
Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss [Line Items]
Clients and financial institutions	62,046	10,038
Investments in Own-issued Letters of Credit [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss [Line Items]
Financial asset investments in own-issued	$ 474	$ 998